SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Warranty provision, beginning of year	$ 1,308	$ 962
Charged to costs and expenses relating to new sales	732	845
Costs of warranties granted	(803)	(405)
Foreign currency translation adjustments	(35)	(94)
Warranty provision, end of year	$ 1,202	$ 1,308